Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	E-HOUSE (CHINA) HOLDINGS LTD
Entity Central Index Key	0001405658
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	80,925,890

Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 543,817,633	$ 548,061,884
Restricted cash	6,985,409	8,056,527
Marketable securities	16,564,054	0
Customer deposits, net of allowance for doubtful accounts of $523,196 and $539,433 at December 31, 2009 and 2010, respectively	90,616,995	38,958,140
Unbilled accounts receivable, net of allowance for doubtful accounts of $12,113,824 and $18,198,012 at December 31, 2009 and 2010, respectively	138,013,483	120,020,485
Accounts receivable, net of allowance for doubtful accounts of $1,162,900 and $98,830 at December 31, 2009 and 2010, respectively	36,101,078	33,452,323
Properties held for sale	4,457,709	3,064,810
Advance payment for properties, current	0	8,108,299
Deferred tax assets	17,284,547	13,337,020
Prepaid expenses and other current assets	22,052,561	18,697,780
Amounts due from related parties	19,447	1,042,303
Total current assets	875,912,916	792,799,571
Property and equipment, net	21,302,787	16,218,641
Intangible assets, net	183,911,765	202,694,693
Investment in affiliates	10,161,275	398,396
Goodwill	453,139,720	452,659,692
Other non-current assets	13,838,062	7,353,787
TOTAL ASSETS	1,558,266,525	1,472,124,780
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $8,108,598 and $2,777,692 as of December 31, 2009 and 2010, respectively)	8,148,688	9,864,773
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $1,535,879 and $5,998,335 as of December 31, 2009 and 2010, respectively)	37,853,279	31,418,709
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $1,658,316 and $3,824,260 as of December 31, 2009 and 2010, respectively)	42,276,115	38,225,826
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $1,549,522 and $2,965,717 as of December 31, 2009 and 2010, respectively)	14,765,431	12,072,447
Amounts due to related parties	5,154,657	1,050,000
Advance from property buyers	7,618,667	6,587,093
Deferred revenue	7,973,091	3,803,279
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $4,630,860 and $6,728,488 as of December 31, 2009 and 2010, respectively)	16,309,101	12,125,102
Total current liabilities	140,099,029	115,147,229
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $270,607 and $424,931 as of December 31, 2009 and 2010, respectively)	40,152,455	42,326,523
Other non-current liabilities	1,375,469	1,331,323
Total liabilities	181,626,953	158,805,075
Commitments and contingencies (Note 19)
Equity:
Ordinary shares ( $0.001 par value): 1,000,000,000 shares authorized, 80,145,869 and 80,752,526 shares issued and outstanding, as of December 31, 2009 and 2010, respectively	80,752	80,146
Additional paid-in capital	672,621,384	656,592,898
Retained earnings	200,822,587	184,749,251
Accumulated other comprehensive income	27,640,541	16,344,294
Subscription receivables	(65,417)	0
Total E-House equity	901,099,847	857,766,589
Non-controlling interest	475,539,725	455,553,116
Total equity	1,376,639,572	1,313,319,705
TOTAL LIABILITIES AND EQUITY	$ 1,558,266,525	$ 1,472,124,780

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for doubtful accounts related to customer deposits	$ 539,433	$ 523,196
Allowance for doubtful accounts related to unbilled accounts receivable	18,198,012	12,113,824
Allowance for doubtful accounts related to accounts receivable	98,830	1,162,900
Current liabilities:
Accounts payable related to consolidated VIEs	8,148,688	9,864,773
Accrued payroll and welfare expenses related to consolidated VIEs	37,853,279	31,418,709
Income tax payable related to consolidated VIEs	42,276,115	38,225,826
Other tax payable related to consolidated VIEs	14,765,431	12,072,447
Other current liabilities related to consolidated VIEs	16,309,101	12,125,102
Deferred tax liabilities, non current related to consolidated VIEs	40,152,455	42,326,523
Equity:
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	80,752,526	80,145,869
Ordinary shares, shares outstanding	80,752,526	80,145,869
Variable Interest Entity
Current liabilities:
Accounts payable related to consolidated VIEs	2,777,692	8,108,598
Accrued payroll and welfare expenses related to consolidated VIEs	5,998,335	1,535,879
Income tax payable related to consolidated VIEs	3,824,260	1,658,316
Other tax payable related to consolidated VIEs	2,965,717	1,549,522
Other current liabilities related to consolidated VIEs	6,728,488	4,630,860
Deferred tax liabilities, non current related to consolidated VIEs	$ 424,931	$ 270,607

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations [Abstract]
Total revenues	$ 356,525,127	$ 299,538,656	$ 154,487,455
Cost of revenues	(104,846,495)	(70,343,445)	(31,855,848)
Selling, general and administrative expenses	(198,424,922)	(125,721,179)	(77,197,631)
Gain from settlement of pre-existing relationship		2,100,832
Income from operations	53,253,710	105,574,864	45,433,976
Interest expense		(215,854)	(2,420,468)
Interest income	2,807,831	1,038,789	3,062,513
Other income, net	5,589,169	8,780,370	1,970,481
Income before taxes and equity in affiliates	61,650,710	115,178,169	48,046,502
Income tax expense	(12,696,234)	(19,924,081)	(8,712,558)
Income before equity in affiliates	48,954,476	95,254,088	39,333,944
Income (loss) from equity in affiliates	(278,662)	22,128,235	153,700
Net income	48,675,814	117,382,323	39,487,644
Less: net income (loss) attributable to non-controlling interest	12,521,421	17,104,023	(88,380)
Net income attributable to E-House shareholders	$ 36,154,393	$ 100,278,300	$ 39,576,024
Earnings per share:
Basic	$ 0.45	$ 1.26	$ 0.48
Diluted	$ 0.44	$ 1.25	$ 0.48
Shares used in computation:
Basic	80,287,171	79,643,079	81,818,972
Diluted	81,302,622	80,456,210	82,110,430

Consolidated Statements of Changes in Equity and Comprehensive Income (USD $)	Total	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Subscription Receivables	Non-controlling Interest	Total Comprehensive Income
Balance at Dec. 31, 2007	$ 274,091,620	$ 76,474	$ 209,906,488	$ 54,504,945	$ 6,685,113	$ 0	$ 2,918,600
Balance, shares at Dec. 31, 2007		76,473,759
Issuance of ordinary shares, net of issuance costs	97,398,482	6,000	97,392,482
Issuance of ordinary shares, net of issuance costs, shares		6,000,000
Repurchase of shares	(19,351,099)	(2,848)	(10,563,338)	(8,784,913)
Repurchase of shares, shares		(2,848,278)
Vesting of restricted shares	475,200	144	475,056
Vesting of restricted shares, shares		144,000
Net income	39,487,644			39,576,024			(88,380)	39,487,644
Dividends to non-controlling interest	(346,939)						(346,939)
Capital injection and non-controlling interest recognized in connection with business acquisition	1,173,582						1,173,582
Share-based compensation	4,601,498		4,601,498
Foreign currency translation adjustments	9,460,017				9,425,347		34,670	9,460,017
Balance at Dec. 31, 2008	406,990,005	79,770	301,812,186	85,296,056	16,110,460	0	3,691,533	48,947,661
Balance, shares at Dec. 31, 2008		79,769,481
Repurchase of shares	(1,874,085)	(277)	(1,048,703)	(825,105)
Repurchase of shares, shares		(277,174)
Vesting of restricted shares	434,730	144	434,586
Vesting of restricted shares, shares		144,000
Replacement of COHT share options	14,960,796		7,486,795				7,474,001
Net income	117,382,323			100,278,300			17,104,023	117,382,323
Capital injection and non-controlling interest recognized in connection with business acquisition	1,260,780						1,260,780
Acquisition of non-controlling interest	(37,249,329)		(17,446,572)		77,597		(19,880,354)
Recognition of change in E-House's economic interests in CRIC	796,703,118		352,415,498				444,287,620
Share-based compensation	11,920,554		10,185,511				1,735,043
Exercise of share options	2,754,106	509	2,753,597
Exercise of share options, shares		509,562
Foreign currency translation adjustments	36,707				156,237		(119,530)	36,707
Balance at Dec. 31, 2009	1,313,319,705	80,146	656,592,898	184,749,251	16,344,294	0	455,553,116	117,419,030
Balance, shares at Dec. 31, 2009		80,145,869
Vesting of restricted shares		305	(305)
Vesting of restricted shares, shares		305,465
Net income	48,675,814			36,154,393			12,521,421	48,675,814
Dividends	(20,081,057)			(20,081,057)
Dividends to non-controlling interest	(1,231,562)						(1,231,562)
Capital injection and non-controlling interest recognized in connection with business acquisition	5,763,694						5,763,694
Acquisition of non-controlling interest	(12,868,370)		(3,614,582)		58,475		(9,312,263)
Exercise of CRIC share options	1,455,639		(1,873,657)				3,329,296
Vesting of CRIC restricted shares	262,500		(121,968)				384,468
Share-based compensation	27,005,773		19,987,214				7,018,559
Exercise of share options	1,557,960	301	1,623,076			(65,417)
Exercise of share options, shares		301,192
Foreign currency translation adjustments	12,779,476				11,237,772		1,541,704	12,779,476
Distribution to E-house			28,708				(28,708)
Balance at Dec. 31, 2010	$ 1,376,639,572	$ 80,752	$ 672,621,384	$ 200,822,587	$ 27,640,541	$ (65,417)	$ 475,539,725	$ 61,455,290
Balance, shares at Dec. 31, 2010		80,752,526

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income	$ 48,675,814	$ 117,382,323	$ 39,487,644
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,388,643	10,162,437	4,114,761
Gain from settlement of pre-existing relationship		(2,100,832)
Income from equity in affiliates	278,662	(22,128,235)	(153,700)
Allowance for doubtful accounts	5,739,736	13,937,173	2,583,853
Share-based compensation	27,005,773	11,920,554	4,601,498
Others	(2,192,308)	1,030,759	237,895
Changes in operating assets and liabilities:
Restricted cash	1,071,118	(6,852,856)	1,887,622
Customer deposits	(50,618,840)	32,813,578	56,359,296
Accounts receivable	(26,971,714)	(37,823,690)	(57,191,210)
Marketable securities	(15,884,428)	8,096,038	(8,096,038)
Amounts due from related parties	1,022,856	731,809	2,024,914
Prepaid expenses and other current assets	1,968,890	5,752,434	(5,610,975)
Other non-current assets	(1,591,264)	3,180,863	2,308,366
Accounts payable	(1,906,219)	(4,188,599)	(155,316)
Accrued payroll and welfare expenses	6,580,711	19,538,868	(1,108,809)
Income tax payable	3,974,621	20,534,956	(325,654)
Other tax payable	2,790,434	5,434,026	1,076,658
Amounts due to related parties	4,367,157	(146,075)	(1,475,685)
Deposits payable		(39,212,152)	39,212,152
Other current liabilities	10,792,123	1,473,279	315,506
Other non-current liabilities	44,146	(502,102)
Deferred taxes	(8,518,614)	(9,933,315)	(2,119,638)
Net cash provided by operating activities	32,459,973	129,101,241	77,973,140
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(10,551,323)	(6,315,343)	(5,136,016)
Advance payment for properties	(1,642,576)		(15,620,751)
Purchase of subsidiaries, net of cash acquired	563,211	3,243,113	(2,399,326)
Deposit for acquisition	(4,529,880)		(1,594,823)
Investment in affiliates	(9,878,053)	(329,468)	(2,500,000)
Proceeds from sale of properties held for sale	7,051,619	5,080,606	749,999
Proceeds from disposal of property and equipment	100,775	233,968	46,193
Net cash provided by (used in) investing activities	(18,886,227)	1,912,876	(26,454,724)
Financing activities:
Net proceeds from short-term borrowings			42,482,100
Acquisition of non-controlling interest	(12,868,370)	(37,290,289)	(65,999)
Repayment of short-term borrowings		(21,947,100)	(27,380,000)
Restricted cash-pledged accounts		22,727,280	(22,727,280)
Advance from a related party		1,050,000
Contribution from non-controlling interest	4,115,358	1,175,244
Proceeds from exercise of options	3,013,599	2,754,106
Proceeds from issuance of ordinary shares, net of paid issuance costs for 2008 of $4,488,986			97,505,014
Proceeds from issuance of ordinary shares of CRIC upon initial public offering, net of paid issuance costs of $23,548,949		224,851,051
Payment of E-House's offering costs		(74,629)	(220,804)
Repurchase of shares		(2,016,499)	(19,208,685)
Dividends	(20,081,057)
Dividends to non-controlling interest	(1,231,562)		(346,937)
Loans from non-controlling interest	1,205,000
Net cash provided by (used in) financing activities	(25,847,032)	191,229,164	70,037,409
Effect of exchange rate changes on cash and cash equivalents	8,029,035	155,279	2,959,952
Net increase (decrease) in cash and cash equivalents	(4,244,251)	322,398,560	124,515,777
Cash and cash equivalents at the beginning of the year	548,061,884	225,663,324	101,147,547
Cash and cash equivalents at the end of the year	543,817,633	548,061,884	225,663,324
Supplemental disclosure of cash flow information:
Interest paid		252,481	2,396,514
Income taxes paid	22,467,285	9,398,214	12,466,793
Non-cash investing and financing activities:
Properties held for sale obtained in settlement of accounts receivable	2,091,056	3,471,273	183,839
Advance payment for properties held for sale in connection with settlement of accounts receivable			1,098,721
Issuance of ordinary shares in connection with business acquisition		572,000,004
Offering cost to be paid		146,451	235,728
Replacement of share option due to acquisition		14,960,796
Capitalization of costs for repurchase of shares - other current liabilities			142,414
Non-controlling interest recognized in connection with business acquisition	$ 1,648,336	$ 85,536

Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008
Financing activities:
Issuance cost paid on issuance of ordinary shares		$ 4,488,986
Issuance cost paid on issuance of ordinary shares of CRIC upon initial public offering	$ 23,548,949

Organization and Principal Activities	12 Months Ended
Dec. 31, 2010
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1. Organization and Principal Activities
E-House (China) Holdings Limited (the “Company” or “E-House”) was incorporated on August 27, 2004 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”), offers a wide range of services to the real estate industry, including primary sales agency, secondary brokerage, information and consulting, online advertising, promotional events and investment management services in the People’s Republic of China (“PRC”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the “Group”.
The Group commenced operations in 2000 through an operating subsidiary, Shanghai Real Estate Sales (Group) Co., Ltd. (“E-House Shanghai”), a company established in the PRC, and its subsidiaries and affiliates.
In October 2009, the Company’s subsidiary, China Real Estate Information Corporation (“CRIC”) (NASDAQ:CRIC) completed its initial public offering (“IPO”) and acquisition of SINA Corporation’s (“SINA”) (NASDAQ: SINA) 66% equity interest in China Online Housing Technology Corporation (“COHT”), an online real estate media platform in the PRC. COHT provides online advertising, information and updates related to the real estate and home furnishing industries in China through a VIE, Beijing Yisheng Leju Information Service Co., Ltd. (“Beijing Leju”). As of December 31, 2010, E-House held a 52.83% equity interest in CRIC.
The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2010:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Agent Consultants Co., Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
China Real Estate Information Corporation	21-Aug-08	Cayman	53%
Shanghai Dehu Public Relationship Consulting Co., Ltd.	09-Feb-07	PRC	55%
Shanghai Tian Zhuo Advertising Co., Ltd.	27-Feb-08	PRC	VIE
Beijing Yisheng Leju Information Services Co., Ltd.	13-Feb-08	PRC	VIE

Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Principal Accounting Policies [Abstract]
Summary of Principal Accounting Policies
2. Summary of Principal Accounting Policies
(a) Basis of presentation
The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
(b) Basis of consolidation
The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), and Beijing Leju. All inter-company transactions and balances have been eliminated in consolidation.
The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. If deemed the primary beneficiary, the Group consolidates the VIE.
PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides Internet content service and conducts the advertising activities relating to real estate projects through the investments held by Tian Zhuo, a PRC entity controlled by Xin Zhou, the Group’s executive chairman and chief executive officer. On April 1, 2008, Tian Zhuo entered into various agreements with CRIC (Shanghai) Information Technology Co., Ltd (“Shanghai CRIC”), including a Consultancy Service Agreement, Shareholder Voting Rights Proxy Agreement and Exclusive Equity Transfer Call Agreement. Under these agreements, Shanghai CRIC provides Tian Zhuo with consulting and related services and information services and is entitled to receive service fees in an amount up to all of the profit before tax of Tian Zhuo. In addition, the shareholder of Tian Zhuo irrevocably granted Shanghai CRIC the power to exercise all voting rights to which it was entitled. Finally, Shanghai CRIC has the option to acquire all or part of the equity interests in Tian Zhuo, to the extent as permitted by the then-effective PRC laws and regulations, for nominal consideration.
Through the contractual arrangements described above, Shanghai CRIC is deemed the primary beneficiary of Tian Zhuo. Accordingly, the results of Tian Zhuo and its subsidiaries have been included in the accompanying consolidated financial statements, beginning April 1, 2008.
The Group funded Tian Zhuo’s capital requirements of  $146,314 and provided an additional  $5,120,989 for the purpose of acquisitions and  $9,949,353 as prepayment for a three year period for real estate advertising placements to certain Shanghai newspapers through the  $15,216,656 in interest-free loans to in 2008. Tian Zhuo repaid  $2,621,870 and nil in 2009 and 2010, respectively.
The following financial statement amounts and balances of Tian Zhuo were included in the accompanying consolidated financial statements:

	As of December 31,
	2009	2010
	$	$
Cash and cash equivalents	9,631,554	12,133,157
Unbilled accounts receivable, net of allowance for doubtful accounts	3,803,925	2,864,778
Accounts receivable, net of allowance for doubtful accounts	2,105,244	784,813
Prepaid expenses and other current assets	2,675,884	1,511,617

Total current assets	18,216,607	17,294,365
Total noncurrent assets	6,450,738	6,562,186

Total assets	24,667,345	23,856,551

Accounts payable	1,887,725	319,812
Accrued payroll and welfare expenses	640,283	611,029
Income tax payable	836,915	1,156,467
Other tax payable	576,058	412,247
Other current liabilities	736,553	960,528

Total current liabilities	4,677,534	3,460,083
Deferred tax liabilities, non-current	270,607	202,955

Total liabilities	4,948,141	3,663,038

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Total revenues	1,659,801	12,049,761	8,990,427
Net loss	890,998	1,758,565	1,367,126
To comply with PRC laws and regulations, COHT provides substantially all its Internet content and advertising services in China via its VIE Beijing Leju. Beijing Leju is an advertising agency that sells the advertisements for COHT’s real-estate and home furnishing channels. Beijing Leju is wholly-owned by certain PRC employees of the Group and was funded by COHT through interest-free loans to such employee shareholders. These employee shareholders are contractually required to transfer their ownership interest in Beijing Leju to COHT when permitted by PRC laws and regulations at any time for the amount of loans outstanding. The employee shareholders of Beijing Leju irrevocably granted COHT the power to exercise all voting rights to which it was entitled COHT has also entered into exclusive technical service agreements with Beijing Leju under which COHT provides technical and other services to Beijing Leju in exchange for substantially all of Beijing Leju’s net income. In addition, the employee shareholders have pledged their shares in Beijing Leju as collateral for the non-payment of loans and technical and other service fees. As of December 31, 2010, the total amount of interest-free loans extended to Beijing Leju’s employee shareholders was  $1,509,960 and the accumulated gain of Beijing Leju was  $1,122,998, which has been included in the consolidated financial statements.
The following financial statement amounts and balances of Beijing Leju were included in the accompanying consolidated financial statements:

	As of December 31,
	2009	2010
	$	$
Cash and cash equivalents	2,128,200	41,914,203
Unbilled accounts receivable, net of allowance for doubtful accounts	13,814,540	35,028,633
Prepaid expenses and other current assets	2,661,465	10,192,141

Total current assets	18,604,205	87,134,977
Total noncurrent assets	1,273,393	5,402,561

Total assets	19,877,598	92,537,538

Accounts payable	6,220,873	2,457,880
Accrued payroll and welfare expenses	895,596	5,387,306
Income tax payable	821,401	2,667,793
Other tax payable	973,464	2,553,470
Other current liabilities	3,894,307	5,767,960

Total current liabilities	12,805,641	18,834,409
Deferred tax liabilities, non-current	—	221,976

Total liabilities	12,805,641	19,056,385

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Total revenues	—	13,813,076	66,876,338
Net income	—	147,922	975,076
There are no consolidated VIE’s assets that are collateral for the VIE’s obligations and are not restricted solely to settle the VIE’s obligations.
(c) Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, and the valuation allowance on deferred tax assets.
(d) Fair value of financial instruments
The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The carrying amount of cash, restricted cash, accounts receivable, current portion of customer deposits, other receivables, accounts payable, other payables and amounts due from/to related parties approximates fair value due to their short-term nature.
The fair value of the customer deposits, non-current portion, was  $903,576 and  $1,681,695 as of December 31, 2009 and 2010, respectively, based on discounted cash flows.
(e) Business combinations
Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.
(f) Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.
(g) Restricted cash
The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled  $6,587,093 and  $5,389,304 as of December 31, 2009 and 2010, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. The bank deposits will be paid to the developer and recorded as customer deposits upon obtaining the presale permits. These restricted cash accounts were  $1,469,422 and  $1,596,105 as of December 31, 2009 and 2010, respectively.
(h) Marketable securities
Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in investment income or loss. The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).
(i) Customer deposits
The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group at the end of the contractual sales period or at a date specified in the agency contracts. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.
Customer deposits as of December 31, 2010 included  $14,344,620 that was secured by the right to purchase 81 units of property in a development project at a prescribed price and a  $44,000,000 deposit paid to a third party to assist it with the acquisition of a real estate development project entity, which will ultimately be converted to customer deposits upon the Group obtaining the exclusive sales agent right.
(j) Unbilled accounts receivable
Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as accounts receivable.
(k) Properties held for sale
Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment for properties held for sale was  $99,667,  $712,647 and nil for the years ended December 31 2008, 2009 and 2010, respectively.
(l) Investment in affiliates
Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other-than-temporary. The Group has not recorded any impairment losses in any of the periods reported.
(m) Property and equipment, net
Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Gains and losses from the disposal of property and equipment are included in income from operations.
(n) Intangible assets, net
Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, CRIC database license agreement, favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.
(o) Impairment of long-lived assets
The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.
(p) Impairment of goodwill and indefinite lived intangible assets
The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.
Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.
Management performs its annual goodwill impairment test on December 31. No goodwill or indefinite lived intangible assets have been impaired during any of the periods presented.
(q) Income taxes
Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.
The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.
(r) Share-based compensation
Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.
(s) Revenue recognition
The Group recognizes revenues when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.
The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre- determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.
The Group provides brokerage service for secondary real estate sale and rental transactions. For secondary real estate brokerage service, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.
The Group provides real estate consulting services to customers in relation to land acquisition and property development. In certain instances, the Group agrees to a consulting arrangement wherein payment is contingent upon the delivery of a final product, such as closing a land acquisition transaction or providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. In other instances, the Group provides services periodically during the development stage of a real estate project, such as monthly market updates. The contractual period for such arrangements is usually between one and twelve months with revenue being recognized ratably over such period.
The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to twelve months.
When an arrangement includes periodic consulting services and subscriptions for the CRIC system, revenues are recognized ratably over the longer of the consulting or CRIC subscription period. When an arrangement includes project-based consulting services and subscriptions for the CRIC system, the entire arrangement is considered a single unit of account as the Group does not have objective and reliable evidence of fair value for each deliverable. Revenue is recognized based on the revenue recognition model for the final deliverable in the arrangement, which is typically the subscription for the CRIC system which requires ratable recognition over the subscription period. The Group has objective and reliable evidence of the fair value for the CRIC subscription service. As such, upon delivery of the consulting product, the Group defers the fair value of the remaining CRIC subscription and recognizes the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria have been met. The residual amount recognized is limited to the cumulative amount due under the terms of the arrangement.
The Group has multiple element arrangements that have included the provision of primary real estate services, payment of which is based on a commission rate that is contingent upon the sale of real estate, provision of consulting services and/or subscription for the CRIC system. The Group has determined that the commission rate for the primary real estate services under these multiple element arrangements has been at fair value. As such, the fixed arrangement fees associated with the consulting services and/or subscription for the CRIC system have been recognized in accordance with the preceding paragraph.
The Group generates online real estate revenues principally from online advertising, sponsorship arrangements and, to a lesser extent, hosting arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. Revenues for advertising services are recognized net of agency rebates. The Group also generates advertising revenues from outsourcing certain regional sites for a fixed period of time to local hosting partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract.
The Group generates revenues from real estate advertising design services. The Group recognizes the revenue derived from real estate advertising design services ratably over the specified contract period ranging from three to twelve months. The Group also provides advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.
The Group also provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criteria has been met.
The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.
Deferred revenues are recognized when payments are received in advance of revenue recognition.
(t) Cost of revenue
Cost of revenue for the primary real estate agency services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent and for developing. Cost of revenue for the secondary real estate brokerage services segment includes rental expenses incurred for properties leased by the Group as brokerage stores. Cost of revenue of real estate information and consulting services segment primarily consists of costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, personnel related costs, amortization of intangible assets, depreciation associated with website production equipment, fees paid to SINA for advertising inventory on non-real estate channels and fees paid to Baidu, Inc. (“Baidu”) for the exclusive right to build and operate all of Baidu’s web channels related to real estate and home furnishing. Cost of revenue for real estate advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale. Cost of revenue for promotional event services includes salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.
(u) Advertising expenses
Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to  $4,944,909,  $3,068,746 and  $18,785,709 for the years ended December 31, 2008, 2009 and 2010, respectively.
(v) Foreign currency translation
The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.
The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.
The Group recorded an exchange loss of  $460,964, exchange gain of  $78,997 and exchange loss of  $1,453,940 for the years ended December 31, 2008, 2009 and 2010, respectively, as a component of other income, net.
(w) Government subsidies
Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for investing in certain local districts. Cash subsidies of  $1,247,468,  $4,759,411 and  $4,080,900 were included in other income for the years ended December 31, 2008, 2009 and 2010, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive similar or any subsidiaries in the future.
(x) Concentration of credit risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.
The Group regularly reviews the creditworthiness of its customers, but generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers.
Movement of the allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits is as follows:

	2008	2009	2010
	$	$	$
Balance as of January 1	2,441,796	3,397,899	13,799,920
Provisions for doubtful accounts	2,583,853	13,739,796	5,623,888
Business acquisition	—	2,440,358	—
Write offs	(1,691,021)	(5,787,424)	(1,084,209)
Changes due to foreign exchange	63,271	9,291	496,676

Balance as of December 31	3,397,899	13,799,920	18,836,275

The allowance for other receivables was immaterial for all periods presented.
(y) Earnings per share
Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.
The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2008	2009	2010
Net income attributable to E-House ordinary shareholders — basic	$39,576,024	$100,278,300	$36,154,393
Increase (decrease) of income from CRIC*	—	$750,308	$(278,491)

Net income attributable to E-House ordinary shareholders — diluted	$39,576,024	$101,028,608	$35,875,902

Weighted average ordinary shares outstanding	81,818,972	79,643,079	80,287,171
Share options	291,458	813,131	1,015,451

Weighted average number of ordinary shares outstanding — diluted	82,110,430	80,456,210	81,302,622

Basic earnings per share	$0.48	$1.26	$0.45

Diluted earnings per share	$0.48	$1.25	$0.44

*
In calculating diluted earnings per share, the amount of CRIC’s net income included in net income attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income attributable to E-House ordinary shareholders, for purposes of computing diluted earnings per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income from CRIC.

(z) Non-controlling interest
As of December 31, 2009, the majority of the Group’s non-controlling interest is attributable to CRIC, which operates the Company’s real estate information and consulting and real estate online services segments. CRIC acquired COHT for 46,666,667 of its shares with E-House retaining a 52.17% equity interest in CRIC. As of December 31, 2010, E-House retained a 52.83% equity interest in CRIC. Non-controlling interest in CRIC included in the Company’s consolidated balance sheets was  $451,436,124 and  $469,328,225 as of December 31, 2009 and 2010, respectively. For the years ended December 31, 2009 and 2010,  $15,825,296 and  $12,271,520 of the Group’s consolidated net income was allocated to CRIC, respectively.
The following schedule shows the effects of changes in E-House’s ownership interest in CRIC on equity attributable to E-House:

	2008	2009	2010
	$	$	$
Net income attributable to E-House	39,576,024	100,278,300	36,154,393
Transfers (to) from the non-controlling interest:
Increase in E-House’s additional paid-in capital for sale of 71,400,000 CRIC common shares	—	352,415,498	—
Decrease in E-House’s additional paid-in capital for purchase of 3,033,333 and 1,384,420 CRIC common shares for the years ended December 31, 2009 and 2010, respectively	—	(17,446,572)	(3,614,582)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	—	—	(1,995,625)

Net transfers (to) from non-controlling interest	—	334,968,926	(5,610,207)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	39,576,024	435,247,226	30,544,186

(aa) Comprehensive income
Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.
(ab) Recently issued accounting pronouncements
In October 2009, the FASB issued ASU 2009-13, “Revenue Recognition (Topic 605) — Multiple- Deliverable Revenue Arrangements” (previously EITF 08-1, “Revenue Arrangements with Multiple Deliverables”). This ASU addresses the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than as a combined unit. Specifically, this guidance amends the criteria for separating consideration in multiple-deliverable arrangements. This guidance establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimates. This guidance also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this guidance significantly expands required disclosures related to a vendor’s multiple-deliverable revenue arrangements. This accounting standard will be effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Group does not believe the application of this ASU will have a significant effect on its consolidated financial statements.
In December 2010, the FASB issued ASU 2010-28, “Intangibles — Goodwill and Others (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” This ASU specifies that an entity with reporting units that have carrying amounts that are zero or negative is required to assess whether it is more likely than not that the reporting units’ goodwill is impaired. If the entity determines that it is more likely than not that the goodwill of one or more of its reporting units is impaired, the entity should perform Step 2 of the goodwill impairment test for those reporting unit(s). Any resulting goodwill impairment should be recorded as a cumulative-effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the revised guidance should be included in earnings as required by Section 350-20-35. The revised guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Group does not believe the application of this ASU will have an effect on its consolidated financial statements.
In December 2010, the FASB issued ASU 2010-29, “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations”. This ASU addresses that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The revised guidance also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The revised guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Group will apply the revised disclosure provisions in the notes to its consolidated financial statements prospectively, as applicable. The application of this ASU will not have an effect on the Group’s consolidated financial statements.

Properties Held for Sale	12 Months Ended
Dec. 31, 2010
Properties Held for Sale [Abstract]
Properties Held for Sale
3. Properties Held for Sale
In 2008, 2009 and 2010, customers transferred legal ownership of two, twenty-eight and thirteen properties to the Group to settle  $183,839,  $3,471,273 and  $2,091,056 in accounts receivable, respectively.
In May 2008, the Group prepaid  $7,791,586 for an office building, which the Group intended to use as its corporate office. As of December 31, 2009, the Group had recorded the prepayment as an advance payment for properties. In 2010, the Group obtained legal ownership of the office building, which includes 41 separate units in total. The Group has the ability and intent to sell the properties and has been actively marketing them for that purpose after the Group obtained a 20-year lease for another office building through the acquisition of Portal Overseas Limited in April 2009, and accordingly, has classified the 41 units properties held for sale.
Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and direct costs associated with the purchase. The Group recorded nil, realized loss of  $121,639 and realized gain of  $1,348,003 from selling of the properties held for sale for the years ended December 31, 2008, 2009 and 2010, respectively. As of December 31, 2010, the Group held three residential properties and 18 commercial properties with a total carrying value of  $4,457,709, which is included as a component of prepaid expenses and other current assets.

Investment in Affiliates	12 Months Ended
Dec. 31, 2010
Investment in Affiliates [Abstract]
Investment in Affiliates
4. Investment in Affiliates
On February 24, 2008, CRIC entered into a joint venture agreement with SINA to form COHT, which operates a real estate Internet business in China that provides online advertising, information and updates related to the real estate and home furnishing industries in China. CRIC contributed  $2.5 million in cash and a 10-year license to its proprietary CRIC database, while SINA contributed  $2.5 million in cash and the right to its real estate and home decoration channel operations for a period of 10 years. Upon COHT’s formation, CRIC and SINA held a 34% and 66% interest in COHT, respectively. CRIC recorded an initial investment cost of  $4,908,694, including  $2.5 million cash contribution,  $2,400,951 in the portion of the fair value of the 10-year license to its proprietary CRIC database ascribed to SINA, proportional to its 66% interest and  $7,743 in transaction cost. CRIC recorded deferred revenue of  $2,400,951, which was recognized as revenue over the ten-year term of the contributed CRIC database license given the Group’s ongoing obligation to continually maintain and update the content contained within the CRIC database. Deferred revenue was classified as current or non-current depending on when the revenue was expected to be recognized.
This transaction was accounted for using the equity method with the purchase price of COHT allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash acquired	1,700,000
Intangible assets:
Advertising rights	2,162,972	10 years
Customer contract backlog	252,607	6 months
License to CRIC database	793,115	10 years

Total	4,908,694

The initial purchase price resulted in negative goodwill of  $1,677,002, which has been reflected above as a reduction in the recorded amount of intangible assets acquired.
In October, 2009, CRIC completed its acquisition of SINA’s 66% equity interest in COHT, increasing its equity interest from 34% to 100%. (See Note 5.)
In January 2010, the Group formed a limited partnership, E-House Shengyuan Equity Investment Center (“Shengyuan Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. The Group’s 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center’s general partner. The general partner will receive annual management fees and carried interest on a success basis. The Group had an investment commitment of RMB65 million (equivalent to  $9.6 million) to the Shengyuan Center, half of which, or  $4.8 million, was paid in February 2010. Mr. Xin Zhou, the Group’s executive chairman, had an investment commitment of RMB40 million (equivalent to  $5.9 million) to the Shengyuan Center, half of which was paid in February 2010. The Shengyuan Center is not consolidated by the Group as the Group does not control the Shengyuan Centre given the limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners, excluding related parties of the general partner. The Group’s investments in Shengyuan Center are accounted for using the equity method as its role as a general partner provides it with significant influence over their activities.
In August 2010, the Group entered into a cooperation agreement with China Real Estate Research Association (“CRERA”) and China Real Estate Association (“CREA”) to form a joint venture, Beijing China Real Estate Research Association Technology Ltd (“CRERAT”), which has the exclusive rights to host exhibition and activities sponsored by CRERA or CREA. The new entity also provides other real estate related research reports and consulting services. The Group paid  $4,669,376 for a 51% equity interests in the joint venture. CRERA and CREA, collectively own the remaining 49%. The Group does not control the board of CRERAT, who has the power to direct the entity’s significant operating activities. Therefore, the transaction was accounted for using the equity method. Under the cooperation agreement, the Group has guaranteed profits of up to  $18,119,520 to CRERA and CREA over the eight year term of the joint venture. The Group’s maximum exposure to loss as a result of its involvement with the joint venture amounted to  $22,788,896 which includes the initial investment in the joint venture and the potential future contingency related to the profit guarantee. The Group believes that the likelihood that it will be required to provide payments under the profit guarantee is remote.

Acquisitions of Subsidiaries and Non-controlling Interest	12 Months Ended
Dec. 31, 2010
Acquisitions of Subsidiaries and Non-controlling Interest [Abstract]
Acquisitions of Subsidiaries and Non-controlling Interest
5. Acquisitions of Subsidiaries and Non-controlling Interest
In October, 2009, the Group acquired SINA’s 66% equity interest in COHT, increasing its interest from 34% to 100%, in exchange for 47,666,667 of CRIC’s ordinary shares. The Group acquired COHT in an effort to create substantial synergies between its current operations and COHT’s online real estate business by, among other things, providing its real estate developer clients with access to SINA’s large Internet user base and leveraging its established relationships with real estate developers to attract more advertising clients for COHT’s real estate websites.
The following table summarizes the consideration transferred to acquire COHT:

Amount
$

Fair value of CRIC’s shares issued*	572,000,004
Replacement of COHT share options	14,960,796

Consideration	586,960,800
Fair value of the Group’s investment in COHT held before the business combination**	27,078,000

Total value to be allocated in purchase accounting	614,038,800

*	The fair value of the 47,666,667 ordinary shares issued by the CRIC was based on the IPO offering price of CRIC’s ADS.

**
As a result of the Group obtaining control over COHT, the Group’s previously held equity interest was remeasured to fair value of  $27,078,000, with the excess of fair value over the carrying amount recognized as a gain of  $21,453,221.

The purchase price has been allocated as follows:

		Amortization
	Allocated Value	Period
	$
Total tangible assets acquired	26,703,269
Liabilities assumed	(17,432,772)
Intangible assets acquired:
— License agreements with SINA	80,660,000	10 years
— Real estate advertising agency agreement with SINA	106,790,000	10 years
— CRIC database license agreement	8,300,000	9 years
— Customer relationship	5,580,000	10 years
— Contract backlog	110,000	1 year
Goodwill	444,885,665
Deferred tax liabilities	(41,557,362)

Total	614,038,800

The acquisition was accounted for as a purchase transaction, and accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of acquisition. The primary items that generated the goodwill were the value of the synergies between COHT and the Group and the acquired assembled workforce, neither of which qualified as an amortizable intangible asset. The goodwill will be assigned to a new segment created as a result of this acquisition, online real estate advertising services segment. The goodwill is not deductible for tax purposes.
The fair value of the assets acquired includes accounts receivable of  $13,177,212. The gross amount due under contracts is  $15,617,292, of which  $2,440,080 is expected to be uncollectible. The Group did not acquire any other class of receivable as a result of this acquisition.
Prior to the acquisition of COHT, the Group had a pre-existing relationship with COHT in the form of an ongoing obligation to maintain and update the the Group database, which was contributed to COHT through a 10-year license. The Group had recorded deferred revenue of  $2,400,951 at the date of COHT’s inception in 2008. Upon completion of its acquisition of COHT in October 2009, the Group recorded a  $2,100,832 gain on settlement of this pre-existing relationship, which equals the remaining unamortized deferred revenue.
In April 2009, the Group acquired Portal Overseas Limited (“Portal Overseas”), a company incorporated in the British Virgin Islands, for  $7,193,030. Portal Overseas had acquired a 20-years lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Portal Overseas to obtain the lease of the office building, which the Group uses as its corporate office. The purchase price was allocated as follows:

		Amortization
	Allocated Value	Period
	$
Cash	1,265,772
Other current assets	1,463,529
Liabilities assumed	(4,390,507)
Leasehold improvement	2,077,479	5-20 years
Prepaid rent	4,348,647	20 years
Favorable lease term	2,428,110	20 years

Total	7,193,030

The current portion of prepaid rent was included in prepaid expenses and other current assets.
In September 2008, the Group acquired a 60% equity interest in Wushi Consolidated (Beijing) Advertising Media Co., Ltd. for  $2,678,728. The transaction was accounted for using the purchase method with the purchase price allocated as follows:

		Amortization
	Allocated Value	Period
	$
Cash acquired	1,759,968
Intangible assets
—Customer advertising designing contracts	130,924	3 months
—Non-compete agreement	145,720	5 years
Goodwill	674,847
Deferred tax liabilities	(32,731)

Total	2,678,728

The goodwill was allocated to the other services segment.
In October 2008, the Group purchased a 100% equity interest in Guangzhou Integrated Residential Building Industry Facility Co., Ltd. for  $4,451,118. The transaction was accounted for using the purchase method, with the purchase price allocated as follows:

		Amortization
	Allocated Value	Period
	$
Tangible assets acquired	1,217,304
Liabilities assumed	(1,434,594)
Intangible assets—Non-compete agreement	853,192	5 years
Goodwill	4,028,514
Deferred tax liabilities	(213,298)

Total	4,451,118

The goodwill was allocated to the real estate information and consulting services segment.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2010
Property and Equipment, Net [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net consists of the following:

	As of December 31,
	2009	2010
	$	$
Leasehold improvements	9,215,325	12,164,368
Buildings	3,755,633	3,868,203
Furniture, fixtures and equipment	9,374,457	15,226,064
Motor vehicles	4,068,224	5,162,421

Total	26,413,639	36,421,056
Less: Accumulated depreciation	(10,194,998)	(15,118,269)

Property and equipment, net	16,218,641	21,302,787

Depreciation expenses were  $2,886,921,  $3,783,778 and  $5,047,281 for the years ended December 31, 2008, 2009 and 2010, respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Intangible Assets, Net [Abstract]
Intangible Assets, Net
7. Intangible Assets, Net

	As of December 31,
	2009	2010
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	698,787	720,473
Intangible assets subject to amortization are comprised of the following:
Customer contracts	3,353,240	3,343,892
Non-compete agreements	1,612,112	2,074,417
Computer software licenses	2,027,248	2,422,026
License agreements with SINA	80,660,000	80,660,000
Advertising agency agreement	106,790,000	106,790,000
Database license	8,300,000	8,300,000
Customer relationship	5,788,603	7,443,088
Favorable lease term	2,428,110	2,428,110

	210,959,313	213,461,533
Less: Accumulated amortization
Customer contracts	(2,903,452)	(3,343,892)
Non-compete agreements	(388,634)	(768,887)
Computer software licenses	(661,625)	(1,013,890)
License agreements with SINA	(2,016,500)	(10,082,500)
Advertising agency agreement	(2,617,402)	(13,087,010)
Database license	(244,118)	(1,220,589)
Customer relationship	(40,622)	(541,014)
Favorable lease term	(91,054)	(212,459)

Intangible assets subject to amortization, net	201,995,906	183,191,292

Total intangible assets, net	202,694,693	183,911,765

Amortization expense was  $1,227,840,  $6,378,659 and  $21,341,362 for the years ended December 31, 2008, 2009 and 2010, respectively. The Group expects to record amortization expense of  $21,463,277,  $21,110,912,  $21,399,974,  $20,869,913 and  $20,617,177 for the years ending December 31, 2011, 2012, 2013, 2014 and 2015, respectively.

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill
8. Goodwill
Changes in the carrying amount of goodwill by segment for the years ended December 31, 2009 and 2010 are as follows:

	Primary	Secondary	Real estate
	real estate	real estate	information	Real estate
	agency	brokerage	and consulting	online	Other
	services	services	services	services	services	Total
	$	$	$	$	$	$
Balance as of January 1, 2009	2,681,378	73,024	4,028,514	—	674,847	7,457,763
Goodwill recognized upon acquisition	—	—	322,275	444,885,665	—	445,207,940
Exchange rate translation	2,511	68	—	—	(8,590)	(6,011)

Balance as of December 31, 2009	2,683,889	73,092	4,350,789	444,885,665	666,257	452,659,692
Goodwill recognized upon acquisition	—	—	—	396,736	—	396,736
Exchange rate translation	81,084	2,208	—	—	—	83,292

Balance as of December 31, 2010	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720

Short-term Borrowing	12 Months Ended
Dec. 31, 2010
Short-term Borrowing [Abstract]
Short-term Borrowing
9. Short-term Borrowing
As of December 31, 2008, short-term borrowings represented  $21,947,100 short-term bank loans denominated in RMB, secured by deposits denominated in U.S. dollars amounting to  $22,727,280. The loans carried an effective interest rate of 7.72% and 6.97% for the years ended December 31, 2008 and 2009, respectively. The borrowings were repaid in 2009.

Repurchase of Shares	12 Months Ended
Dec. 31, 2010
Repurchase of Shares [Abstract]
Repurchase of Shares
10. Repurchase of Shares
In 2008, the Company’s shareholders approved two share repurchase programs. Under those programs, the Company was authorized, but not obligated, to repurchase within one year its own American Depositary Shares (“ADSs”) with an aggregate value of up to  $40 million. As of December 31, 2008, the Company had repurchased a total of 2,848,278 ADSs for  $19,351,099, which was retired by December 31, 2008. The excess of  $19,348,251 of purchase price over par value was allocated between additional paid-in capital and retained earnings of  $10,563,338 and  $8,784,913, respectively. In 2009, the Company repurchased a total of 277,174 ADSs for  $1,874,085 which was retired by December 31, 2009. The excess of  $1,873,808 of purchase price over par value was allocated between additional paid-in capital and retained earnings of  $1,048,703 and  $825,105, respectively.

Dividends	12 Months Ended
Dec. 31, 2010
Dividends [Abstract]
Dividends
11. Dividends
In 2010, the Company’s board of directors approved the payment of a cash dividend of  $0.25 per ordinary share ( $0.25 per ADS), for a total of  $20,081,057, which was paid in May 2010 to shareholders of record as of the close of business on April 9, 2010.

Other Income	12 Months Ended
Dec. 31, 2010
Other Income [Abstract]
Other Income
12. Other Income

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Gain from sales of marketable securities	405,781	3,436,713	—
Unrealized gains on marketable securities	—	—	679,626
Government subsidies (Note 2 (w))	1,247,468	4,759,411	4,080,900
Reimbursement income from depository agent	778,196	626,888	542,056
Gain (loss) from sales of properties held for sale (Note 3)	—	(121,639)	1,348,003
Gain from bargain purchase	—	—	392,524
Foreign exchange gain (loss) (Note 2 (v))	(460,964)	78,997	(1,453,940)

Total other income	1,970,481	8,780,370	5,589,169

Income Tax	12 Months Ended
Dec. 31, 2010
Income Tax [Abstract]
Income Tax
13. Income Tax
The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Current Tax
PRC	9,328,732	29,967,894	18,153,060
Other	1,549,525	48,961	2,513,074

	10,878,257	30,016,855	20,666,134

Deferred Tax
PRC	(2,165,699)	(10,092,774)	(7,969,900)
Other	—	—	—

	(2,165,699)	(10,092,774)	(7,969,900)

Income tax expense	8,712,558	19,924,081	12,696,234

The Company is incorporated in the Cayman Islands, which is tax-exempt.
On January 1, 2008, a new enterprise income tax law in China took effect. The new law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises that were established before the promulgation date of the new tax law and that were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises that enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. E-House Shanghai is subject to such a graduated rate schedule.
Shanghai CRIC was approved as a high and new technology enterprise and is therefore subject to a 15% preferential income tax rate for the years from 2008 through 2010. In May 2010, Shanghai CRIC was granted software enterprise status, which exempted them from income taxes for 2009 and provides a 50% reduction in their income tax rate from 2010 through 2012. Shanghai CRIC received a  $4,286,591 tax refund in the second quarter of 2010 related to its 2009 tax payment, which was recognized as a component of income tax benefit during 2010.
Shanxi E-House Real Estate Investment Consultant Co., Ltd. and Chengdu Western Real Estate Investment Consultant Co. Ltd. were established in the western region of China and were deemed to be engaged in an industry category encouraged by the government. Shanxi E-House Real Estate Investment Consultant Co., Ltd. was therefore subject to a 15% income tax rate for the years from 2008 through 2010. In September 2010, Chengdu E-House Western Real Estate Investment Consultant Co. Ltd was approved to enjoy a preferential income tax rate of 15% for the years from 2009 through 2010.
In February 2009, Shanghai SINA Leju Information Technology Co., Ltd. (“SHLJ”), COHT’s subsidiary in China, was granted software enterprise status, which qualified the subsidiary to be exempted from income taxes for 2009, followed by a 50% reduction in income tax rate, or at 12.5%, from 2010 through 2012.
The Group’s subsidiary in Hong Kong is subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.
The Group’s subsidiary in Macau is subject to the complementary tax at a progressive tax rate of 0% to 12% on Macau sourced profits.
The Company’s subsidiaries incorporated in the BVI are not subject to taxation.
The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. The Group initially recorded approximately  $200,000 for uncertain tax positions, including interest and penalties, as a reduction to retained earnings as of January 1, 2007, with a corresponding increase in the liability for uncertain tax positions. The aforementioned liability is recorded in other non-current liabilities in the consolidated balance sheet. The Group has no additional material uncertain tax positions as of December 31, 2009 and 2010 or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group classifies interest and/or penalties related to income tax matters in income tax expense. The amount of interest and penalties as of December 31, 2009 and 2010 were immaterial.
The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.
According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 (approx.  $15,100 under the current exchange rate) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s major operating entity, E-House Shanghai, is therefore subject to examination by the PRC tax authorities from 2005 through 2010 on non-transfer pricing matters, and from inception through the end of 2010 on transfer pricing matters.
The principal components of the deferred income tax assets/ liabilities are as follows:

	As of December 31,
	2009	2010
	$	$
Deferred tax assets:
Accrued salary expenses	7,099,622	8,796,784
Bad debt provision	4,374,469	4,566,526
Net operating loss carry forwards	3,553,681	6,950,541
Other	313,578	869,155

Gross deferred tax assets	15,341,350	21,183,006
Valuation allowance	(157,085)	(183,392)

Total deferred tax assets	15,184,265	20,999,614

Analysis as:
Current	13,337,020	17,284,547
Non-current	1,847,245	3,715,067

Deferred tax liabilities:
Amortization of intangible and other assets	42,326,523	40,152,455

Analysis as:
Current	—	—
Non-current	42,326,523	40,152,455

Movement of the valuation allowance is as follows:

	2008	2009	2010
	$	$	$
Balance as of January 1,	2,015,366	3,207,372	157,085
Additions	1,847,356	28,273	21,110
Business acquisition	—	292,638	—
Releases	(827,828)	(3,372,782)	—
Changes due to foreign exchange	172,478	1,584	5,197

Balance as of December 31,	3,207,372	157,085	183,392

The valuation allowance release in 2009 was primarily relating to the secondary real estate brokerage services segment, which started to record taxable income in 2009 under the improved market conditions, which the Group estimated, would continue and generate enough profit to utilize all the cumulative losses. As such, the valuation allowance previously provided against the net operating losses was fully released in 2009. There was no valuation allowance release in 2010.
A reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2008	2009	2010
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.48%	2.90%	12.10%
Effect of tax preference	(9.13%)	(6.79%)	(9.25%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.37%)	(0.91%)	(0.34%)
Tax refund	—	—	(6.95%)
Other	2.23%	(2.90%)	0.03%

	18.21%	17.30%	20.59%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2008	2009	2010
	$	$	$
The aggregate dollar effect	—	1,433,584	9,530,020
Per share effect — basic	—	0.02	0.12
Per share effect — diluted	—	0.02	0.12
As of December 31, 2010, the Group had net operating loss carryforwards of  $27,857,896, which will expire if not used between 2011 and 2015.
Undistributed earnings of the Company’s PRC subsidiaries of approximately  $336.8 million at December 31, 2010 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.

Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation [Abstract]
Share-Based Compensation
14. Share-Based Compensation
E-House’s Share Incentive Plan (the “E-House Plan”)
During the year ended December 31, 2006, the Company adopted the E-House Plan, which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Company. Under the E-House Plan, the Company authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, the Company authorized an increase of 4,013,619 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.
Share Options:
During the years ended December 31, 2008, 2009 and 2010, the Company granted options to certain employees, senior management and independent directors for the purchase of 1,356,000, nil and nil ordinary shares, respectively. The options entitle the option holders to acquire ordinary shares of the Company at an exercise price ranging from  $9.53 to  $24.30 per share, based on the fair market value of the ordinary shares at each of the dates of grant. Under the terms of each option plan, options expire 10 years from the date of grant and generally vest over three years.
The Company has used the binomial model to estimate the fair value of the options granted under the E-House Plan. The assumptions used in the binomial model were:

2008
Average risk-free rate of return	3.98%
Contractual life of option	10 years
Average estimated volatility rate	59.3%
Average dividend yield	0.00%
On November 7, 2008, the Company modified the exercise price and vesting schedule of 2,014,166 outstanding options previously granted between July 23, 2007 and August 2, 2008. The exercise price for these options was reduced from between  $9.53 and  $24.30 to  $5.37. The vesting schedule of 1,794,166 of the 2,014,166 options was extended such that the options previously granted in 2007 and 2008 vest ratably over the two and three years subsequent to the modification date, respectively.
In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. Incremental compensation cost of the vested options amounting to  $229,110 was immediately expensed. For those unvested or partially vested options, the Company will recognize incremental cost of  $1,643,541 and the unrecognized compensation cost from the initial grant date over the modified requisite service period.
The weighted-average grant-date fair value of options granted during the year ended December 31 2008 was  $7.47 per share. The weighted-average modification date fair value of modified options in 2008 was  $2.44 per share. The Company recorded compensation expense of  $4,399,831,  $4,474,956 and  $4,157,992 for the years ended December 31, 2008, 2009 and 2010, respectively. There were no options exercised during the year ended December 31, 2008. During the years ended December 31, 2009 and 2010, 509,562 and 301,192 options were exercised having a total intrinsic value of  $6,870,042 and  $5,177,687, respectively.
A summary of option activity under the E-House Plan during the year ended December 31, 2010 is presented below.

			Weighted
		Weighted	average	Aggregate
		Average	remaining	Intrinsic
	Number of	exercise	contractual	value of
	options	Price	term	options
		$		$
Outstanding, as of January 1, 2010	1,759,437	5.38
Granted
Exercised	(301,192)	5.39
Forfeited	(16,170)	5.37
Cancelled
Outstanding, as of December 31, 2010	1,442,075	5.38	7.0 years	13,810,857
Vested and expected to vest as of December 31, 2010	1,435,486	5.38	7.0 years	13,747,673
Exercisable as of December 31, 2010	1,029,660	5.39	6.9 years	9,855,797
As of December 31, 2010, there was  $2,220,888 of total unrecognized compensation expense related to unvested share options granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 0.8 years.
Restricted Shares:
There were no restricted shares granted during 2008. The Company granted 931,000 and 972,000 restricted shares to certain employees, directors and officers in 2009 and 2010, respectively. Under the terms of each restricted shares, restricted shares vest over three years. A summary of restricted share activity under the E-House Plan during the year ended December 31, 2010 is presented below:

		Weighted
		average
	Number of	grant-date fair
	restricted shares	value
		$
Unvested as of January 1, 2010	931,000	18.93
Granted	972,000	14.00
Vested	(305,465)	18.93
Forfeited	(14,500)	18.93

Unvested as of December 31, 2010	1,583,035	16.39

The total fair value of restricted shares vested in 2008, 2009 and 2010 was  $200,160,  $200,160 and  $5,782,457, respectively.
As of December 31, 2010, there was  $21,998,352 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 2.5 years.
The Company recorded compensation expense of  $201,667,  $321,687 and  $5,403,940 for the years ended December 31, 2008 and 2009 and 2010, respectively, related to restricted shares.
CRIC’s Share Incentive Plan (the “CRIC Plan”)
On September 9, 2008, CRIC adopted the CRIC Plan to provide additional incentives to employees, directors and consultants who render services to CRIC. Under the CRIC Plan, the maximum number of shares that may be issued shall be 15% of the total outstanding shares of CRIC on an as-converted basis assuming all options outstanding were converted into shares as of the effective date of the CRIC Plan, plus an additional number of shares to be added on each of the third, sixth and ninth anniversary of the effective date of the CRIC Plan.
Share Options:
During 2009, CRIC granted 8,692,000 options to purchase its ordinary shares to certain of the Group’s employees at exercise prices from  $3.00 to  $8.00 per share pursuant to the CRIC Plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of one to four years.
CRIC used the binomial model to estimate the fair value of the options granted under the CRIC Plan using the following assumptions:

2009
Average risk-free rate of return	3.22%
Contractual life of option	10 years
Average estimated volatility rate	71.79%
Average dividend yield	0.00%
On July 15, 2009, CRIC modified the number and vesting schedule of 756,000 options previously granted on January 1, 2009. The modification decreased the number of options to 251,500 and reduced the vesting period from four years to one to two years with no incremental compensation expenses incurred.
On July 30, 2009, CRIC granted 300,000 restricted shares to a certain E-House employee to replace the same number of options previously granted under the CRIC Plan. The purchase price of the restricted shares was  $3.00 per share for 250,000 shares and  $6.00 per share for 50,000 shares, which was the exercise price of the options that were replaced. The vesting and other requirements imposed on these restricted shares were also the same as under the original option grant. The modification did not result in any incremental compensation expense. Cash received from the purchase of the restricted shares was  $1,050,000, which was recorded as a payable due to related parties as of December 31, 2009. During 2010, 75,000 restricted shares were vested. The cash received from the purchase of the restricted shares relating to the unvested portion was recorded as amount due to related parties with an amount of  $787,500 as of December 31 2010.
The weighted-average grant-date fair value of the options was  $3.7 per share. The Group recorded compensation expense of  $4,765,273 and  $8,584,355 for the year ended December 31, 2009 and 2010, respectively.
Replacement of COHT’s Options with CRIC Options (“Options Replacement Program”)
In connection with its acquisition of COHT, CRIC exchanged 3,609,000 of its options (“Replacement Options”) under the CRIC Plan for the same number of options granted to certain employees of SINA and COHT (“Replaced Options”) under COHT’s 2008 Share Incentive Plan (“the 2008 COHT Plan”) on the date of CRIC’s IPO (“Replacement Date”), with other terms unchanged. The Replacement Date fair value of  $6,777,964 corresponding to the Replacement Options held by SINA employees and  $8,182,832 of the Replacement Date fair value corresponding to the Replacement Options held by COHT employees and attributable to their service prior to the Replacement Date was capitalized as part of the business acquisition consideration. Replacement Date fair value of  $27,720,433, corresponding to Replacement Options held by COHT employees and attributable to their service after the Replacement Date will be recognized over the requisite service period approximating 3.3 years.
CRIC used the binomial model to estimate the fair value of both the Replaced Options and Replacement Options using the following assumptions:

2009
Average risk-free rate of return	2.47%
Contractual life of option	5.2 years
Average estimated volatility rate	63.18%
Average dividend yield	0.00%
The Replacement Date fair value of the Replaced Options and Replacement Options was  $10.64 and  $11.44 per share, respectively. For the year ended December 31, 2009 and 2010, CRIC recorded compensation expense of  $2,219,581 and  $8,679,164 associated with the Replacement Option, respectively. A summary of options activity under the CRIC Plan as of December 31, 2010 and changes for the year then ended is presented below.

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value of
	Options	price	term	options
		$		$
Outstanding, as of January 1, 2010	11,342,000	3.16
Granted
Exercised	(752,183)	2.07
Forfeited	(153,788)	3.06
Modified	—
Cancelled	—
Outstanding, as of December 31, 2010	10,436,029	3.24	6.94 years	66,324,196
Vested and expected to vest as of December 31, 2010	10,170,559	3.24	6.94 years	64,706,092
Exercisable as of December 31, 2010	3,176,323	2.82	6.38 years	21,533,694
The total intrinsic value of options exercised was nil, nil and  $5,167,543 during the years ended December 31, 2008, 2009 and 2010, respectively.
As of December 31, 2010, there was  $32,650,256 of total unrecognized compensation expense related to unvested share options granted under the CRIC Plan. That cost is expected to be recognized over a weighted-average period of 2.1 years.
Restricted Shares:
A summary of restricted shares activity under the CRIC Plan as of December 31, 2010 and changes for the year then ended is presented below:

		Weighted
		average
	Number of	grant-date fair
	restricted shares	value
		$
Unvested as of January 1, 2010	300,000	2.59
Granted	—	—
Vested	(75,000)	2.59
Forfeited	—	—

Unvested as of December 31, 2010	225,000	2.59

The Group recorded compensation expense of  $148,056 and  $180,322 for restricted shares granted to the E-House’s employee for the year ended December 31, 2009 and 2010, respectively.
The total fair value of restricted shares vested was nil, nil and  $194,196 during the year ended December 31, 2008, 2009 and 2010, respectively.
As of December 31, 2010, there was  $392,905 of total unrecognized compensation expense related to restricted shares granted under the CRIC Plan. That cost is expected to be recognized over a weighted-average period of 2.2 years.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
15. Employee Benefit Plans
The Group’s PRC subsidiaries and VIEs are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed  $6,168,803,  $10,327,532 and  $18,269,190 for the years ended December 31, 2008, 2009 and 2010, respectively, for such benefits.

Distribution of Profits	12 Months Ended
Dec. 31, 2010
Distribution of Profits [Abstract]
Distribution of Profits
16. Distribution of Profits
Relevant PRC statutory laws and regulations permit payment of dividends by the Group’s PRC subsidiaries and VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Under PRC law, each of the Group’s PRC subsidiaries and VIEs is required to set aside at least 10% of its after-tax profits each year, if any, to fund a statutory reserve until such reserve reaches 50% of its registered capital. Each of the Group’s subsidiaries with foreign investment is also required to further set aside a portion of its after-tax profits to fund the employee welfare fund at the discretion of the board. Although the statutory reserves can be used, among other ways, to increase the registered capital and eliminate future losses in excess of retained earnings of the respective companies, the reserve funds are not distributable as cash dividends, loans or advances except in the event of liquidation of these subsidiaries.
The amount of the reserve fund for the Group as of December 31, 2008, 2009 and 2010 was  $11,658,964,  $16,876,596 and  $21,938,303 respectively.
As a result of these PRC laws and regulations, the Group’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to  $127,294,744 as of December 31, 2010.

Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
Segment Information
17. Segment Information
The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing performance. The Group’s chief operating decision maker has been identified as the executive chairman, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.
The Group has seven operating segments: 1) primary real estate agency services; 2) secondary real estate brokerage services; 3) real estate information and consulting services; 4) real estate online services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services. The real estate information and consulting service line grew substantially in 2008 and had their revenues, costs and expenses reviewed separately by the Group’s chief operating decision maker and therefore were separated from the primary real estate agency service segment. The Group began offering real estate online services in 2009 through its newly acquired subsidiary COHT. The real estate advertising service segment commenced in 2008. The promotional events services segment started as a result of the acquisition of a promotional events provider in 2010. In 2010, the real estate advertising services, promotional events services, and real estate fund management services did not meet the significance threshold for separate disclosure and have been combined in other services segment. Prior period information has been recast to be consistent with the current segment organization. The Group’s chief operating decision maker reviews net revenue, cost of sales, operating expenses, income from operations and net income and does not review balance sheet information. Corporation expenses such as selling, general and administrative expenses and interest income are not allocated among segments and are recorded as non-allocated items.
The following tables summarize the selected revenue and expense information for each operating segment:
For the years ended December 31,

			Real estate
		Secondary	information
	Primary real	real estate	and
	estate agency	brokerage	consulting	Other
2008	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	88,601,982	14,836,943	49,116,061	1,932,469	—	154,487,455
Cost of revenues	(27,232,660)	(1,725,941)	(2,855,398)	(41,849)	—	(31,855,848)
Selling, general and administrative expenses	(34,075,314)	(20,209,062)	(13,776,504)	(2,329,020)	(6,807,731)	(77,197,631)

Income (loss) from operations	27,294,008	(7,098,060)	32,484,159	(438,400)	(6,807,731)	45,433,976
Interest expenses	—	—	—	—	(2,420,468)	(2,420,468)
Interest income	551,576	30,475	415,512	8,152	2,056,798	3,062,513
Other income (expense), net	1,422,744	22,483	(1,323,858)	—	1,849,112	1,970,481

Income (loss) before taxes and equity in affiliates	29,268,328	(7,045,102)	31,575,813	(430,248)	(5,322,289)	48,046,502
Income tax benefit (expense)	(4,153,861)	52,535	(4,917,503)	306,271	—	(8,712,558)

Income (loss) before equity in affiliates	25,114,467	(6,992,567)	26,658,310	(123,977)	(5,322,289)	39,333,944
Income from equity in affiliates	—	—	—	—	153,700	153,700

Net income (loss)	25,114,467	(6,992,567)	26,658,310	(123,977)	(5,168,589)	39,487,644

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2009	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	183,154,000	28,447,714	61,707,295	13,829,937	12,399,710	—	299,538,656
Cost of revenues	(55,655,737)	(1,877,546)	(1,865,697)	(4,930,280)	(6,014,185)	—	(70,343,445)
Selling, general and administrative expenses	(47,241,533)	(26,123,163)	(22,723,019)	(11,359,944)	(6,338,251)	(11,935,269)	(125,721,179)
Gain from settlement of pre-existing relationship	—	—	2,100,832	—	—	—	2,100,832

Income (loss) from operations	80,256,730	447,005	39,219,411	(2,460,287)	47,274	(11,935,269)	105,574,864
Interest expenses	—	—	—	—	—	(215,854)	(215,854)
Interest income	591,772	29,130	166,521	23,722	29,557	198,087	1,038,789
Other income (expense), net	1,842,672	279,030	2,481,451	5,814	(1,810)	4,173,213	8,780,370

Income (loss) before taxes and equity in affiliates	82,691,174	755,165	41,867,383	(2,430,751)	75,021	(7,779,823)	115,178,169
Income tax benefit (expense)	(15,981,753)	2,204,395	(6,710,032)	957,085	(393,776)	—	(19,924,081)

Income (loss) before equity in affiliates	66,709,421	2,959,560	35,157,351	(1,473,666)	(318,755)	(7,779,823)	95,254,088
Income from equity in affiliates	112,628	—	—	22,015,607	—	—	22,128,235

Net income (loss)	66,822,049	2,959,560	35,157,351	20,541,941	(318,755)	(7,779,823)	117,382,323

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2010	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	173,081,747	20,892,641	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(62,946,388)	(890,545)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(46,975,421)	(29,429,044)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)

Income (loss) from operations	63,159,938	(9,426,948)	36,879,685	(14,297,872)	26,074	(23,087,167)	53,253,710
Interest income	1,035,826	35,213	1,156,337	286,154	114,293	180,008	2,807,831
Other income (expense), net	1,845,960	195,509	2,360,398	(22,831)	726,952	483,181	5,589,169

Income (loss) before taxes and equity in affiliates	66,041,724	(9,196,226)	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax benefit (expense)	(9,987,481)	334,285	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	56,054,243	(8,861,941)	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	—	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	56,051,966	(8,861,941)	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

Geographic
Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.
Major customers
Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Customer A	32,498,047	70,541,996	58,986,246
Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2009	2010
	$	$
Customer B	19,021,127	*

*	indicates the accounts receivable from the customer was less than 10% as of the stated year end.
Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	As of December 31,
	2009	2010
	$	$
Customer C	13,912,841	14,344,620
Customer D	*	44,000,000
Customer E	7,322,550	*
Customer F	7,322,550	*
Customer G	4,393,530	*

*	indicates the customer deposits from customers was less than 10% as of the stated year end.

Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2010
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions
18. Related Party Balances and Transactions
Amounts due from related parties are comprised of the following:

	As of December 31,
	2009	2010
	$	$
Customer and supplier	17,146	19,447
Other	1,025,157	—

Total amounts due from related parties	1,042,303	19,447

Amounts due to related parties are comprised of the following:

	As of December 31,
	2009	2010
	$	$
Management	1,050,000	787,500
Other	—	4,367,157

Total amounts due to related parties	1,050,000	5,154,657

(a) Customer and supplier
Transactions with customers who are related parties are as follows:

	Years Ended December 31,
	2008	2009	2010
	$	$	$
Revenue — Shanghai Yueshun Real Estate Development Co., Ltd.	321	102,708	7,139

	As of December 31,
	2009	2010
	$	$
Accounts receivable — Shanghai Yueshun Real Estate Development Co., Ltd.	17,146	19,447

Shanghai Yueshun Real Estate Development Co., Ltd., is partially owned by Mr. Xin Zhou, the Group’s executive chairman.
(b) Management
The amount due to management represents consideration paid by management for unvested restricted shares.
(c) Affiliates
Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2009	2010
	$	$
E-House China Real Estate Investment Fund I, L.P. (1)	1,025,157	(4,000,000)
Shanghai Yueshun Real Estate Development Co., Ltd.(2)	—	(6,077)
Shanghai Jin Yue Real Estate Development Co., Ltd. (3)	—	(361,080)
Notes:

(1)
Entity is partially owned by Xin Zhou and Neil Nanpeng Shen, directors of the Company (note (d) below). The amount receivable represents payment made on behalf of E-House China Real Estate Investment Fund I, L.P. As of December 31, 2009, the balance was unsecured, interest free and had no fixed repayment term. The amount was repaid in March 2010. In December 2010, the Group received  $4 million on behalf of E-House China Real Estate Investment Fund I, L.P., which was unsecured, interest free and had no fixed repayment term. The amount was repaid in January 2011.

(2)	Xin Zhou is a director of the entity. The amount payable is the rental income received by the Group on behalf of the entity.

(3)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.
(d) Real Estate Investment Fund Management
In January 2008, the Group formed E-House China Real Estate Investment Fund I, L.P. (the “Fund”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner will receive annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Group’s executive chairman, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of  $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund.
The Group earned  $1 million in management fees from the Fund during the years ended December 31, 2008, 2009 and 2010.
The Group earned  $1.3 million in management fees from Shengyuan Center (Note 4) in 2010.
In April 2010, the Group formed E-House Shengquan Equity Investment Center(“Shengquan Center”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, Shanghai Yidexin Equity Investment Management Co., Ltd., acts as Shengquan Center’s general partner. The general partner will receive annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Group’s executive chairman, had an investment commitment of RMB9 million ( $1.4 million) to Shengquan Center, half of which was paid in May 2010. The Group earned  $0.4 million in management fees from Shengquan Center in 2010. The Group has no investment in Shengquan Center.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies
(a) Operating lease commitments
The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from six to 60 months and are renewable upon negotiation. Rental expenses were  $9,166,106,  $10,765,209 and  $15,475,718 for the years ended December 31, 2008, 2009 and 2010, respectively.
Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2010 were as follows:

Year ending December 31	$
2011	13,362,603
2012	9,991,118
2013	5,701,440
2014	1,473,001
2015	606,128

Total	31,134,290

(b) Baidu’s web channels commitments
In August 2010, the Group entered into a cooperation agreement with a four-year term with Baidu for the exclusive rights to build and operate Baidu’s web channels related to real estate and home furnishing.
Future minimum payments under the non-cancelable agreement at December 31, 2010 were as follows:

Year Ending December 31	$
2011	7,549,800
2012	7,549,800
2013	7,549,800

Total	22,649,400

(c) Fund investment commitments
The Group had an investment commitment of RMB65 million (equivalent to  $9.6 million) to the Shengyuan Center (Note 4), half of which was paid in February 2010. The remaining half of the investment commitment is payable on or about July 15, 2011.
(d) Contingencies
The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material adverse effect on its business, assets or operations.
The Group has a clawback obligation to the Fund for which the Group acts as the general partner. Carried interest is subject to clawback to the extent that the limited partners have not received a certain level of aggregate distributions or the carried interest exceeds a certain level based on cumulative results. The Group did not recognize any carried interest income for the years ended December 31, 2009 and 2010; nor did the Group have any clawback obligations for those periods.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
20. Subsequent Events
In March 2011, the Group acquired Firmway Holdings Limited (“Firmway”), which holds a 20-year lease for a building in Shanghai, which the Group intends to use as its corporate offices upon construction completion. The Group acquired Firmway for  $12 million from the Fund.
In March 2011, CRIC granted 2,782,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price of  $7.02 per share pursuant to CRIC plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of two to three years. CRIC expects to recognize  $11.0 million in compensation expense ratably over the vesting period.
In March 2011, CRIC was authorized, but not obligated, by its board of directors to repurchase up to  $50 million of CRIC’s ADSs within one year.
In March 2011, the Company’s board of directors approved the Company’s payment of a cash dividend of  $0.25 per ordinary share ( $0.25 per ADS), which will be payable on or about April 25, 2011 to shareholders of record as of the close of business on April 6, 2011.
In March 2011, the Company was authorized, but not obligated, by its board of directors to repurchase up to  $50 million worth of its own ADSs within one year.